Estimates (Schedule Of Non-Cash Investing And Financing Activities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NON-CASH INVESTING ACTIVITIES:
Accrued capital expenditures	$ 226	$ 420	$ 226
Net gains (losses) from subsidiary common unit transactions	(384)	80	153
AmeriGas limited partner interest received in Propane Contribution (see Note 4)	0	1,123	0
NON-CASH FINANCING ACTIVITIES:
Units issued in Southern Union Merger (See Note 3)	0	2,354	0
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions	0	6,658	4
Subsidiary issuance of Common Units in connection with certain acquisitions	0	2,295	3
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest, net of interest capitalized	1,256	997	728
Cash paid for income taxes	$ 58	$ 23	$ 27